UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas High Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                   Nicholas High Income Fund, Inc.
                                          AS OF: 03/31/05

                                                                                                 VALUE
                                                                                        --------------

Non-Convertible Bonds   ( 89.94%)
-------------------------------------------------------------

     Consumer Cyclicals - Services   (  1.15%)

         1,250,000   United Rentals (North America), Inc.                               $    1,212,500
                      7.75%, 11/15/13
                                                                                        --------------

     Consumer Discretionary - Auto & Components   (  3.03%)

         1,000,000   Dura Operating Corp.                                                      790,000
                      9.00%, 05/01/09
         1,000,000   Ford Motor Credit Company                                                 958,304
                      5.625%, 10/01/08
         1,500,000   Goodyear Tire & Rubber Company (The)                                    1,447,500
                      7.857%, 08/15/11
                                                                                        --------------
                                                                                             3,195,804
                                                                                        --------------

     Consumer Discretionary - Consumer Durables & Apparel   (  1.27%)

           750,000   Ames True Temper, Inc.                                                    637,500
                      10.00%, 07/15/12
           750,000   Ames True Temper, Inc.                                                    705,000
                     144A restricted, 6.64%, 01/15/12
                                                                                        --------------
                                                                                             1,342,500
                                                                                        --------------

     Consumer Discretionary - Hotels, Restaurants & Leisure   (  3.65%)

         1,000,000   Bally Total Fitness Holding Corporation                                   845,000
                      9.875%, 10/15/07
           378,000   HMH Properties, Inc.                                                      385,560
                      7.875%, 08/01/08
         1,000,000   MGM MIRAGE                                                                986,250
                      6.00%, 10/01/09
         1,500,000   O'Charley's Inc.                                                        1,627,500
                      9.00%, 11/01/13
                                                                                        --------------
                                                                                             3,844,310
                                                                                        --------------

     Consumer Discretionary - Media   (  5.28%)

         2,000,000   EchoStar DBS Corporation                                                1,970,000
                      5.75%, 10/01/08
           500,000   Emmis Operating Company                                                   490,000
                      6.875%, 05/15/12
         1,000,000   PRIMEDIA Inc.                                                           1,005,000
                      7.625%, 04/01/08
         1,500,000   Radio One, Inc.                                                         1,605,000
                      8.875%, 07/01/11
           500,000   Reader's Digest Association, Inc. (The)                                   498,750
                      144A restricted, 6.50%, 03/01/11
                                                                                        --------------
                                                                                             5,568,750
                                                                                        --------------

     Consumer Discretionary - Retail   (  1.42%)

         1,500,000   Rent-A-Center, Inc.                                                     1,492,500
                      7.50%, 05/01/10
                                                                                        --------------

     Consumer Staples - Food & Staple Retail   (  5.06%)

         3,000,000   Perkins Family Restaurants, L.P.                                        3,048,750
                      10.125%, 12/15/07
         1,000,000   Pilgrim's Pride Corporation                                             1,085,000
                      9.625%, 09/15/11
         1,250,000   Tembec Industries Inc.                                                  1,206,250
                      8.625%, 06/30/09
                                                                                        --------------
                                                                                             5,340,000
                                                                                        --------------

     Consumer Staples - Household & Personal Products   (  1.19%)

         1,250,000   Solo Cup Company                                                        1,250,000
                      8.50%, 02/15/14
                                                                                        --------------

     Energy   (  7.86%)

           750,000   Aventine Renewable Energy, Inc .                                          761,250
                      144A restricted, 9.01%, 12/15/11
         2,000,000   Denbury Resources Inc.                                                  2,050,000
                      7.50%, 04/01/13
         1,000,000   Forest Oil Corporation                                                  1,060,000
                      7.75%, 05/01/14
           450,000   Forest Oil Corporation                                                    478,125
                      8.00%, 06/15/08
           500,000   Harvest Operations Corp.                                                  493,750
                      7.875%, 10/15/11
         2,500,000   Petrobras International Finance Company                                 2,687,500
                      9.125%, 07/02/13
           250,000   Stone Energy Corporation                                                  242,500
                      6.75%, 12/15/14
           500,000   Stone Energy Corportation                                                 521,250
                      8.25%, 12/15/11
                                                                                        --------------
                                                                                             8,294,375
                                                                                        --------------

     Financials - Diversified   (  2.37%)

           750,000   Dana Credit Corporation                                                   780,808
                      144A restricted, 8.375%, 08/15/07
         2,000,000   General Motors Acceptance Corporation                                   1,718,082
                      5.11%, 12/01/14
                                                                                        --------------
                                                                                             2,498,890
                                                                                        --------------

     Financials - Insurance   (  1.83%)

         2,000,000   Fairfax Financial Holdings Limited                                      1,930,000
                      7.75%, 04/26/12
                                                                                        --------------

     Financials - Real Estate   (  0.96%)

         1,000,000   Corrections Corporation of America                                      1,012,500
                      7.50%, 05/01/11
                                                                                        --------------

     Health Care - Equipment   (  1.54%)

         1,500,000   Fisher Scientific International Inc.                                    1,627,500
                      8.125%, 05/01/12
                                                                                        --------------

     Health Care - Services   (  9.00%)

         1,500,000   AmeriPath, Inc.                                                         1,492,500
                      10.50%, 04/01/13
         1,500,000   DaVita, Inc.                                                            1,485,000
                      144A restricted, 6.625%, 03/15/13
           500,000   Inverness Medical Innovations, Inc.                                       507,500
                      8.75%, 02/15/12
         1,250,000   Psychiatric Solutions, Inc.                                             1,387,500
                      10.625%, 06/15/13
         3,000,000   Res-Care, Inc.                                                          3,240,000
                      10.625%, 11/15/08
         1,500,000   Tenet Healthcare Corporation                                            1,383,750
                      6.375%, 12/01/11
                                                                                        --------------
                                                                                             9,496,250
                                                                                        --------------

     Industrials - Capital Goods   (  8.35%)

         2,200,000   BE Aerospace, Inc.                                                      2,183,500
                      8.00%, 03/01/08
           750,000   Bombardier Inc.                                                           665,625
                     144A restricted, 6.75%, 05/01/12
         1,250,000   DRS Technologies, Inc.                                                  1,250,000
                      144A restricted, 6.875%, 11/01/13
           500,000   L-3 Communications Corporation                                            480,000
                      5.875%, 01/15/15
           973,000   Manitowoc Company, Inc. (The)                                           1,104,355
                      10.50%, 08/01/12
         2,000,000   Sequa Corporation                                                       2,140,000
                      9.00%, 08/01/09
         1,000,000   Vought Aircraft Industries, Inc.                                          985,000
                      8.00%, 07/15/11
                                                                                        --------------
                                                                                             8,808,480
                                                                                        --------------

     Industrials - Commercial Service & Supplies   (  6.32%)

           650,000   Alliance Laundry Systems LLC                                              633,750
                      8.50%, 01/15/13
         1,750,000   GEO Group, Inc. (The)                                                   1,785,000
                      8.25%, 07/15/13
         1,500,000   Great Lakes Dredge & Dock Company                                       1,245,000
                      7.75%, 12/15/13
         1,500,000   Integrated Alarm Services Group, Inc.                                   1,492,500
                     144A restricted, 12.00%, 11/15/11
         1,500,000   Waste Services, Inc.                                                    1,515,000
                      144A restricted, 9.50%, 04/15/14
                                                                                        --------------
                                                                                             6,671,250
                                                                                        --------------

     Information Technology - Hardware & Equipment   (  3.82%)

         1,000,000   Corning Incorporated                                                      996,802
                      5.90%, 03/15/14
         1,000,000   Flextronics International Ltd.                                            992,500
                      6.50%, 05/15/13
         2,000,000   Xerox Corporation                                                       2,037,500
                      6.875%, 08/15/11
                                                                                        --------------
                                                                                             4,026,802
                                                                                        --------------

     Information Technology - Semiconductors Equipment   (  0.47%)

           500,000   Advanced Micro Devices, Inc.                                              491,250
                      144A restricted, 7.75%, 11/01/12
                                                                                        --------------

     Information Technology - Software & Services   (  3.56%)

         1,500,000   Iron Mountain Incorporated                                              1,515,000
                      8.625%, 04/01/13
         2,250,000   Unisys Corporation                                                      2,244,375
                      6.875%, 03/15/10
                                                                                        --------------
                                                                                             3,759,375
                                                                                        --------------

     Materials    ( 10.86%)

         2,000,000   Caraustar Industries, Inc.                                              2,100,000
                      9.875%, 04/01/11
         2,500,000   Lyondell Chemical Company                                               2,681,250
                      9.625%, 05/01/07
         1,000,000   OM Group, Inc.                                                          1,030,000
                      9.25%, 12/15/11
         1,000,000   Owens-Illinois, Inc.                                                    1,035,000
                      8.10%, 05/15/07
         2,000,000   Portola Packaging, Inc.                                                 1,500,000
                      8.25%, 02/01/12
         2,100,000   Tekni-Plex, Inc.                                                        1,989,750
                      144A restricted, 8.75%, 11/15/13
           974,000   United States Steel LLC                                                 1,120,100
                      10.75%, 08/01/08
                                                                                        --------------
                                                                                            11,456,100
                                                                                        --------------

     Telecommunications - Services   (  2.52%)

         1,250,000   Crown Castle International Corp.                                        1,359,375
                      9.375%, 08/01/11
         1,250,000   Nextel Communications, Inc.                                             1,303,125
                      6.875%, 10/31/13
                                                                                        --------------
                                                                                             2,662,500
                                                                                        --------------

     Utilities   (  8.43%)

         1,500,000   AES Corporation (The)                                                   1,635,000
                      144A restricted, 8.75%, 05/15/13
         1,750,000   Calpine Corporation                                                     1,373,750
                      144A restricted, 8.50%, 07/15/10
         1,000,000   Calpine Generating Company, LLC                                           975,000
                     9.14%, 04/01/10
           500,000   Nevada Power Company                                                      555,000
                      8.25%, 06/01/11
           500,000   PSEG Energy Holdings LLC                                                  513,750
                      7.75%, 04/16/07
         2,000,000   Sonat Inc.                                                              1,975,000
                      7.625%, 07/15/11
         1,785,000   TECO Energy, Inc.                                                       1,863,094
                      7.00%, 05/01/12
                                                                                        --------------
                                                                                             8,890,594
                                                                                        --------------
                                                                                                          ------------
TOTAL Non-Convertible Bonds   (COST: $   95,922,060)                                                        94,872,230
                                                                                                          ============

Convertible Bond  (  2.20%)
-------------------------------------------------------------

     Consumer Discretionary - Auto & Components   (  2.20%)

         2,500,000   Standard Motor Products, Inc.                                           2,318,750
                      6.75%, 07/15/09
                                                                                        --------------
                                                                                                          ------------
TOTAL Convertible Bonds   (COST: $   2,069,240)                                                              2,318,750
                                                                                                          ============

Equity   (  1.60%)
-------------------------------------------------------------
     Financials - Real Estate   (  0.83%)

            47,300   National Health Realty, Inc.                                              879,780
                                                                                        --------------

     Industrials - Commercial Services & Supplies   (  0.77%)

            61,800   Coinmach Service Corp. *                                                  812,670
                                                                                        --------------

                                                                                                          ------------
TOTAL Equity   (COST: $    1,527,997)                                                                        1,692,450
                                                                                                          ============

Commercial Paper   (  3.32%)
-------------------------------------------------------------
        $2,500,000   General Electric Capital Corporation                                    2,500,000
                     04/01/05, 2.75%
         1,000,000   Prudential Financial, Inc. 04/05/05, 2.75%                                999,694
                                                                                        --------------
                                                                                             3,500,693
                                                                                        --------------
                                                                                                          ------------
TOTAL Commercial Paper   (COST: $    3,499,694)                                                              3,500,694
                                                                                                          ============

Variable Rate Demand Note   (  0.67%)
-------------------------------------------------------------
           702,597   U.S. Bank N.A.                                                            702,597
                                                                                        --------------

                                                                                                          ------------
TOTAL Variable Rate Demand Note   (COST: $      702,597)                                                       702,597
                                                                                                          ============

TOTAL SECURITY HOLDINGS  ( 97.73%):                                                                      103,085,721
OTHER ASSETS, NET OF LIABILITIES:                                                                            2,396,278
                                                                                                          ------------
TOTAL NET ASSETS:                                                                                         $105,481,999
                                                                                                          ============

( ) - % OF NET ASSETS
(*) - INCOME DEPOSIT SECURITIES CONSISTING OF COMMON STOCK AND 11.00% SENIOR NOTE DUE 2024.

As of March 31, 2005, investment cost for federal tax purposes was $103,729,792 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $ 2,318,034
              Unrealized depreciation .......................  (2,962,105)
                                                              -----------
              Net unrealized appreciation ................... $  (644,071)
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/26/2005